UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-K

(X) ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the fiscal year ended December 31, 1993

                                       OR

( ) TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the transition period from __________________ to __________________

                          Commission file number 0-3041

                             JUSTIN INDUSTRIES, INC.
             (Exact name of registrant as specified in its charter)

               Texas                                     75-0102185
  (State or other jurisdiction of                     (I.R.S. Employer
   incorporation or organization)                   Identification No.)

2821 West 7th Street, Fort Worth, Texas                    76107
(Address of principal executive offices)                 (Zip Code)

Registrant's telephone number, including area code:    (817) 336-5125

Securities registered pursuant to Section 12(b) of the Act:

                                                  Name of each exchange on
        Title of each class                           which registered
                None                                        None

Securities registered pursuant to Section 12(g) of the Act:
                          Common Stock, $2.50 Par Value

  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

                               Yes (X)      No ( )

  Indicate by check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K is not contained herein, and will not be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. (X)

  State the aggregate market value of the voting stock held by non-affiliates of the registrant. The aggregate market value shall be computed by reference to the price at which the stock was sold, or the average bid and asked prices of such stock, as of a specified date within 60 days prior to the date of filing.

                      $246,064,910 as of February 15, 1994

  Indicate the number of shares outstanding of each of the registrant's classes of common stock, as of the latest practicable date.

                  27,174,075 Common Shares as of March 18, 1994

                       DOCUMENTS INCORPORATED BY REFERENCE

  Parts I, II, and IV incorporate certain information by reference from the Annual Report to Shareholders for the year ended December 31, 1993. Part III incorporates information by reference from the Proxy Statement for the Annual Meeting of Shareholders held on March 18, 1994.

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                                    (PAGE 1)

                                     PART I

ITEM 1.   BUSINESS

  Justin Industries, Inc. ("Justin") and its subsidiaries are herein collectively and/or singly referred to as the "company". The company where specifically indicated has incorporated by reference certain information contained in its 1993 Annual Report to Shareholders. Other references made to that report are for information purposes only and the information in the Annual Report to Shareholders is not deemed incorporated in this Form 10-K.

GENERAL DEVELOPMENT OF BUSINESS

  Justin's business origins can be traced back to 1879, when H. J. Justin began making boots at Spanish Fort, Texas on the Chisholm Trail. Justin was incorporated under the laws of the State of Texas on April 26, 1916, as Acme Brick Company, the successor to an Illinois company incorporated in 1891. In August 1968, the company changed its name to First Worth Corporation and created a division, later incorporated with the name "Acme Brick Company" ("Acme"), to handle the company's business relating to brick, concrete block, concrete panels, and prestressed concrete structural components. The company changed its name in October 1972 to Justin Industries, Inc.

  In 1968, Justin purchased for cash and promissory notes all the outstanding Common Stock of Louisiana Concrete Products, Inc. ("Louisiana Concrete"). Also during 1968, Justin acquired the net assets or the outstanding stock of six additional small firms in the concrete products field for cash and shares of Justin Common Stock. The operations of Louisiana Concrete and the six small firms were combined with the concrete products operations of Featherlite Building Products Corporation and Featherlite Precast Corporation (whose acquisition is discussed below).

  In December 1968, Justin acquired all of the outstanding common stock of Justin Belt Company, Inc., H. J. Justin & Sons, Inc., and its subsidiary, Justin Leathergoods Company, which companies were reorganized in 1984 to be known as the "Justin Boot Company" ("Justin Boot"). Justin Boot's stock was acquired in exchange for Justin Common Stock and Justin voting Preferred Stock (subsequently converted into shares of Justin Common Stock). The acquisition of Justin Boot was treated as a pooling of interests for accounting purposes.

  In May 1973, Justin acquired all of the outstanding common stock of Northland Publishing Company, Inc. ("Northland") in exchange for shares of Justin Common Stock. The acquisition was accounted for as a purchase. In April 1974, Justin acquired for cash all the outstanding capital stock of Sanford Brick Corporation ("Sanford"), Sanford, North Carolina. The acquisition was accounted for as a purchase. On April 30, 1984, all of the common stock of Sanford was sold.

  In August 1976, Justin acquired 62.6% of the outstanding common stock of Kingstip, Inc. ("Kingstip") for cash and effective January 31, 1977, acquired the remaining 37.4% of Kingstip's capital stock in exchange for shares of Justin Common Stock. The acquisition was accounted for as a purchase. Through 1983, all operations of Kingstip were conducted through its subsidiary, The Featherlite Corporation. Effective December 31, 1983, these operations were reorganized into two distinct operating entities, Featherlite Building Products Corporation and Featherlite Precast Corporation.

  Ceramic Cooling Tower Company ("CCT") was incorporated by Justin in 1968, as an outgrowth of Acme's operations in the design and sale of water cooling systems. Effective December 31, 1991, the net assets and business of CCT were sold for $20 million cash.

  In June 1981, Justin issued shares of Justin Common Stock for all the outstanding common stock of Nocona Boot Company ("Nocona").

  In September 1984, the company's Featherlite Building Products Corporation subsidiary purchased all of the common stock of Gulde Block and Brick, Inc. for cash.

  In 1985, the company acquired the operations of four additional companies for cash and the assumption of certain liabilities. These acquisitions were Chippewa Shoe Company, Builders Block Company, Inc., RLI, Inc. (name changed to Tradewinds Technologies, Inc. ("Tradewinds")), and MEGA Equipment Company.

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                                    (PAGE 2)

  In 1986, the company acquired the operating assets of Parr Block Company for cash and notes.

  Pursuant to a tender offer and subsequent merger effective October 15, 1990, the company acquired all of the outstanding shares of Tony Lama Company, Inc. ("Tony Lama") at a price of $9.00 per share in cash with the aggregate purchase price for such shares and related costs totalling approximately $18,787,000. Tony Lama is in the business of designing, manufacturing, and selling western style boots and leather accessories. The acquisition was accounted for as a purchase.

  On October 7, 1991, the company purchased the brick manufacturing assets of Elgin-Butler Brick Company for cash and subordinated notes totalling approximately $4,527,000.

  In December 1987, the company made the decision to discontinue operations of two of its businesses, Featherlite Precast Corporation (manufacturers of precast/prestressed concrete components) and MEGA Equipment Company (distributor of John Deere construction and utility earthmoving equipment). Both of these companies were more severely affected by the cyclical nature of the building industry and it was felt that Justin and its shareholders would be better served by concentrating the company's resources in its remaining core group of businesses. In 1988, the operations of MEGA Equipment Company and two of the three Featherlite Precast Corporation plants were sold to third parties.

  Justin's continuing operations are in two principal business areas: (i) manufacture and sale of building materials, which includes the operations of Acme, Featherlite Building Products Corporation, and Tradewinds, and (ii) manufacture and sale of footwear products, which includes the operations of Justin Boot, Nocona and Tony Lama.

FINANCIAL INFORMATION ABOUT INDUSTRY SEGMENTS (LINES OF BUSINESS)

  A five year analysis of sales and operating profit contribution by industry segment is presented on page 17 of the company's 1993 Annual Report to Shareholders and additional financial information, including identifiable assets, by industry segment is included in Note 9 of Notes to Consolidated Financial Statements on page 26 of the shareholders' report. Such information is hereby incorporated by reference.

NARRATIVE DESCRIPTION OF BUSINESS

  The following information is presented in addition to the information included in the Report on Operations contained on pages 5 through 11 of the company's 1993 Annual Report to Shareholders, which is incorporated herein by reference.

  MANUFACTURE AND SALE OF BUILDING MATERIALS

  The building materials segment includes clay brick manufactured and sold under the name Acme Brick for use in residential and commercial construction. The primary market for Acme Brick is the Central and Southwest United States where distribution is mainly through company operated sales offices. Acme also distributes through independent dealerships in other parts of the United States. Acme is one of the largest manufacturers of face brick in the United States.

  Other products in the company's building materials segment include concrete block manufactured and sold under the trade name Featherlite Building Products and cut limestone manufactured under the name Texas Quarries. The primary markets for these products are in Texas and its neighboring states.

  The company also represents other manufacturers as a distributor of such items as clay brick, glass block, glazed and unglazed tile and masonry units, fireplace equipment, masonry cleaners, masonry saws, wall reinforcements, masonry tools, masonry cement, and purchased used brick for resale.

  Tradewinds manufactures a unique line of premium quality evaporative coolers used primarily for central residential cooling and light commercial and spot cooling.

  In the states of Texas, Louisiana, Arkansas, Oklahoma, New Mexico, Kansas, Tennessee, and Missouri, Acme and Featherlite market their building materials through approximately 300 full-time company sales employees serving architects, contractors, home builders, and others in the construction market. These direct sales comprise the majority of

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                                    (PAGE 3)

the company's building materials sales. In the other states, sales are made principally through independent distributors and dealers. The majority of these building materials manufactured by the company are utilized within a 250 mile radius of the plant where they are produced. Tradewinds' coolers are sold by direct sales personnel in selected major markets and by distribution elsewhere.

  MANUFACTURE AND SALE OF FOOTWEAR PRODUCTS

  Footwear operations include the design, manufacture and distribution of men's, women's, and children's western style, safety, work and sports boots and shoes, primarily for sale in the United States under the trade names "Justin(R)", "Nocona(R)", "Tony Lama(R)", "Chippewa(R)", and Diamond "J(R)".

  Justin Boot Company, headquartered in Fort Worth, Texas, started business in 1879 as H. J. Justin & Sons, Inc. The company owns and operates footwear manufacturing plants in Fort Worth, Texas, Cassville, Sarcoxie, and Carthage, Missouri. Nocona Boot Company, headquartered in Nocona, Texas, started business in 1925 and owns and operates its boot manufacturing plant in Nocona. Tony Lama Company, Inc., headquartered in El Paso, Texas, was established in 1911. The company owns and operates a western boot manufacturing plant in El Paso, Texas.

  The company's footwear products are marketed by company salesmen and independent sales representatives who are compensated on a commission basis. Sales are made throughout the United States to a network of approximately 7,000 authorized retail outlets and dealers such as western goods stores, department stores, chain stores, and mail order houses. Footwear products are sold in the general price range of other medium to high quality lines and are manufactured using a wide range of leathers.

  OTHER

  Northland's primary activity is publishing books about the history and art of the West. Many of these books have won awards for fine design, printing, and binding in major book competitions including the Western Heritage Awards at the National Cowboy Hall of Fame. Northland's books are marketed by company personnel and through independent sales representatives covering the entire United States.

RAW MATERIALS

  The principal raw materials for the company's brick are clay and shale mined from company-owned or leased properties. The company has developed adequate clay reserves located at or near plant sites to supply its needs for the foreseeable future. Other raw materials used in the building materials operations, such as cement, aggregate, and additives, are purchased by the company in the open market and appear to be readily available for the foreseeable future from numerous domestic suppliers. Materials for evaporative coolers are purchased in the open market or manufactured to the company's specifications and all appear to be readily available for the foreseeable future from numerous suppliers.

  The company consumes large quantities of natural gas and other combustible fuels in the drying and firing of its clay products. In periods of severe cold weather and occasionally at other times, the company's natural gas supplies have been limited by its suppliers at certain locations. The company believes it will be able to obtain an adequate supply of energy in the future to meet its requirements.

  The primary raw material used in the footwear product line is finished leather. Finished leather, which is readily available, is purchased from various tanneries in the United States and from tanneries in foreign countries and their representatives in the United States. Inventories are maintained to meet production requirements. Other raw materials incidental to the production of these products such as thread, tacks, staples, buckles, and clasps appear to be readily available for the foreseeable future from numerous domestic suppliers.

PATENTS AND TRADEMARKS

  Many of the company's products and processes are patented. In addition, most of the company's products are marketed under registered trademarks.

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                                    (PAGE 4)

SEASONAL NATURE OF BUSINESS

  Demand for building materials and evaporative coolers is seasonal, with sales during periods of warm weather representing a higher than average proportion of total yearly sales while sales of footwear products are generally highest in the fourth quarter.

WORKING CAPITAL REQUIREMENTS

  It is the company's policy to increase inventory levels during periods when production capabilities exceed sales. The company may also from time to time increase its inventory of raw materials in its footwear business segment to assure itself of an adequate supply of such raw materials.

  Historically, funds required for working capital have been generated from operations and from borrowings from commercial banks.

SIGNIFICANT CUSTOMERS

  No material part of the company's business is dependent upon a single customer or upon a few customers, the loss of any one or more of whom would have a material adverse effect on the company's business.

BACKLOG OF ORDERS AT END OF FISCAL YEAR

  An analysis of backlog orders is presented on page 16 of the company's 1993 Annual Report to Shareholders, which is incorporated herein by reference. In accordance with industry practice, unfilled orders for clay brick and footwear products are generally cancelable by customers at any time and for this reason may not be considered firm backlog in the traditional sense, despite the fact that in the past orders have been canceled only infrequently. Substantially all unfilled orders are expected to be filled within one year.

COMPETITION

  The business environment in which the company operates is highly competitive in the areas of price, service, and product quality. Unless otherwise indicated below, the company's relative competitive position within its product lines and market areas is not readily available due to constant changes in the number and identity of competitors and types of competitive products.

  In the building materials segment, competition includes other suppliers of brick and concrete products, as well as suppliers of diverse alternative building materials such as steel, aluminum, glass, plastic, and wood products. There are numerous manufacturers of various types of brick and concrete products in the United States, virtually all of which operate on a regional or local basis. In every geographical area served by the company, there are numerous competitors in all significant building product lines. The company is one of the largest face brick manufacturers in the United States and the largest in the Southwest. There are numerous plants manufacturing concrete products in the area in which the company owns and operates plants. Tradewinds' evaporative coolers compete with approximately ten other major manufacturers, two of which currently have approximately 70 percent of the market. None of the competition, however, manufactures coolers constructed of injection molded polypropylene material.

  The company's western style boots and other footwear products compete with approximately 25 other major manufacturers of high quality merchandise, and many more manufacturers of lesser quality footwear.

RESEARCH ACTIVITIES

  In the normal course of business, the company conducts research and development activities to improve existing products and to develop new products within its current product lines. These activities include developing new styles, effective use of new materials, and developing new manufacturing techniques. The amount spent during each of the last three fiscal years on these activities did not exceed one percent of the company's total operating revenues.

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                                    (PAGE 5)

ENVIRONMENT

  There are numerous federal, state, and local statutes, regulations and ordinances regulating discharge of materials into the environment or otherwise relating to the protection of the environment, including those concerning clean air, water, and waste disposal. In management's opinion, none of these will materially affect the company's earnings or competitive position and should not require any material increase in capital expenditures.

EMPLOYEES

  The company had 5,106 employees in its operations as of December 31, 1993.

  The number of employees by job position at December 31, 1993, was as follows:

                                   Building               Parent
                                   Materials   Footwear  and Other   Total
                                   ---------   --------  ---------   -----
     Production                      1,346       2,489        3      3,838
     Sales                             571         331        7        909
     Administrative, Engineering,
       Clerical, and Other             135         192       32        359
                                     -----       -----      ---      -----
                                     2,052       3,012       42      5,106


FOREIGN OPERATIONS

  Footwear products are marketed in foreign countries, primarily Canada, Western Europe, and Japan. Foreign operations are not material to consolidated operations.

ITEM 2.   PROPERTIES

  Information concerning the company's principal production facilities is as follows:

  The company's current annual brick manufacturing capacity is approximately 775 million brick. The company's 16 operating brick plants are located on approximately 6,000 acres of land, which includes associated clay mining operations. The plants have individual production capacities ranging from 16.5 million to 128 million brick each year.

  The company's concrete operations include 8 concrete block plants operated by Featherlite and one plant operated by Acme on tracts of land ranging from 5 acres to 24 acres. In addition, Featherlite operates a limestone mill on a 36 acre tract of land and owns 62 acres of volcanic cinder mines and leases mining rights on 2,100 acres of land for quarrying architectural limestone.

  Tradewinds manufactures its evaporative coolers in Phoenix, Arizona, in a leased facility containing approximately 90,000 square feet.

  The footwear manufacturing facilities consist of 7 plants and related warehouses containing approximately 784,000 square feet, located on land owned by the company. These plants have a designed capacity to produce in excess of 3 million pair of footwear annually.

  The company's corporate administrative headquarters in Fort Worth, Texas, is contained in 26,000 square feet of modern office facilities.

  The company owns various interests in oil and gas mineral leases in Texas, Oklahoma, Louisiana, and Arkansas. Revenues received to date from these interests have not and are not anticipated to have a material effect on consolidated revenues.

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                                    (PAGE 6)

ITEM 3.   LEGAL PROCEEDINGS

  The company is involved in various claims and lawsuits incidental to its business. In the opinion of management, these claims and lawsuits in the aggregate will not have a material adverse effect on the company's consolidated financial statements.

ITEM 4.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

  No matters were submitted to a vote of the company's security holders during the last quarter of its fiscal year ended December 31, 1993.

EXECUTIVE OFFICERS

  Certain information regarding the executive officers is as follows:

                           Employed
                             by         Date First
                           Company      Appointed
       Name           Age    In         an Officer              Title
- - - -------------------   ---  --------   -------------    -------------------------

John Justin           77     1936     December 1969    Chairman of the Board and
                                                       Chief Executive Officer

J. T. Dickenson       64     1974     September 1983   President and Chief
                                                       Operating Officer

Richard J. Savitz     47     1979     March 1982       Vice President-Finance
                                                       and Treasurer

Jon M. Bennett        62     1969     December 1979    Vice President-
                                                       Administration and
                                                       Secretary

Edward L. Stout, Jr.  68     1949     March 1974       Vice President-Brick
                                                       Operations

Judy B. Hunter (1)    35     1990     October 1990     Controller, Assistant
                                                       Treasurer


  There are no family relationships among any of the above officers and there are no known arrangements or understandings between any executive officer and any other person pursuant to which any of the above named persons was selected as an officer.

  (1) For more than five years prior to her employment with the company, Ms. Hunter was employed by Ernst & Young, Fort Worth. She was a senior manager.

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                                    (PAGE 7)

                                     PART II

ITEM 5.    MARKET FOR THE REGISTRANT'S COMMON STOCK AND RELATED STOCKHOLDER
           MATTERS

  Incorporated by reference from the 1993 Annual Report to Shareholders, pages 28, 29, and 30.

  As of February 15, 1994, there were 1,731 common shareholders of record. In addition, approximately 2,263 shareholders are participants in the Justin Industries, Inc. Employee Stock Ownership Plan.

  Dividends declared for the most recent two fiscal years are as follows:

              Quarter Ended       Cash Dividend Declared
              -------------       ----------------------
                3/31/92                       -    (a)
                6/30/92                    $.07    (a)
                9/30/92                    $.035
               12/31/92                    $.035
                3/31/93                    $.04
                6/30/93                    $.04
                9/30/93                    $.04
               12/31/93                    $.04

  (a) No dividends were declared in the first quarter, and two dividends were declared in the second quarter of 1992 since the regular first quarter Board of Directors' meeting was not held until April 2, 1992.

ITEM 6.    SELECTED FINANCIAL DATA

  Incorporated by reference from the 1993 Annual Report to Shareholders, pages 28 and 29.

ITEM 7. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

  Incorporated by reference from the 1993 Annual Report to Shareholders, pages 13 through 17.

ITEM 8.    FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

  The consolidated balance sheets of the company at December 31, 1993 and 1992 and the consolidated statements of income, shareholders' equity, and cash flows for the years 1993, 1992, and 1991 and the report of independent auditors thereon, and the company's unaudited quarterly financial data for the two-year period ended December 31, 1993 are incorporated by reference from the 1993 Annual Report to Shareholders, pages 18 through 27 and page 30.

ITEM 9. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE

  None.

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                                    (PAGE 8)

                                    PART III

ITEM 10.   DIRECTORS AND EXECUTIVE OFFICERS OF REGISTRANT

  Incorporated herein by reference from the company's definitive proxy statement for the Annual Meeting of Shareholders held March 18, 1994 ("Proxy Statement"), pages 3, 4 and 7.

  Information regarding the executive officers is included in Part I.

ITEM 11.   EXECUTIVE COMPENSATION

  Incorporated herein by reference from the Proxy Statement, pages 7 through 12.

ITEM 12.   SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

  The information required as to security ownership is incorporated herein by reference from the Proxy Statement, pages 5 and 6.

ITEM 13.   CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

  Incorporated herein by reference from the Proxy Statement, page 14.

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                                    (PAGE 9)

                                     PART IV

ITEM 14.   EXHIBITS, FINANCIAL STATEMENT SCHEDULES AND REPORTS ON FORM 8-K

  (a)  1. Financial Statements

                                                            Reference
                                                    -------------------------
                                                                    Annual
                                                                   Report to
                                                                 Shareholders
                                                     Form 10-K      (page)
                                                     ---------   ------------
Data incorporated by reference from attached
 Annual Report to Shareholders of Justin
 Industries, Inc.:

  Report of independent auditors                                      27
  Consolidated balance sheet at December 31, 1993                     18
     and 1992
  For the years ended December 31, 1993, 1992, and
     1991:
     Consolidated statement of income                                 19
     Consolidated statement of shareholders' equity                   19
     Consolidated statement of cash flows                             20
  Notes to consolidated financial statements                         21-26

     2.   Financial Statement Schedules

Report of Independent Auditors and Consent of           S-1
  Independent Auditors

Schedules for years ended December 31, 1993, 1992, and 1991:

      V  - Property, plant, and equipment               S-2

     VI  - Accumulated depreciation, depletion,         S-3
           and amortization of property, plant,
           and equipment

   VIII  - Valuation and qualifying accounts            S-4

     IX  - Short-term borrowings                        S-5

      X  - Supplementary income statement               S-6
           information


  All other schedules and compliance information have been omitted since the required information is not present or is not present in amounts sufficient to require submission of the schedule, or because the information required is included in the financial statements and the notes thereto.

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                                    (PAGE 10)

     3.   Exhibits

Exhibit
  No.                                  Description
- - - -------    -------------------------------------------------------------------
  3.1      Articles of Incorporation of Registrant, as amended (incorporated by reference to the Registrant's Current Report on Form S-8 dated
           March 22, 1994)

  3.2 By-Laws of Registrant, as amended (incorporated by reference to the Registrant's Current Report on Form 8-K dated September 7, 1990)

  4.1 Rights Agreement dated as of October 6, 1989 between Registrant and Team Bank, as Rights Agent (incorporated by reference to Registrant's Registration Statement on Form 8-A dated October 10,
           1989)

  4.2 First Amendment to Rights Agreement dated as of October 4, 1990 between Registrant and Ameritrust Texas, N.A., as successor Rights Agent (incorporated by reference to Registrant's Amendment No. 1 on Form 8 to Registration Statement on Form 8-A dated October 4, 1990)

 10.1      Registrant's 1981 Stock Option Plan*

 10.2      Registrant's 1984 Incentive Stock Option Plan*

 10.3 Registrant's 1992 Stock Option Plan (incorporated by reference from the company's definitive proxy statement for the Annual Meeting of Shareholders held on April 3, 1992)

 10.4      Registrant's Deferred Compensation Plan*

 10.5      Form of Registrant's Special Executive Benefit Program*

 10.6 Registrant's Supplemental Executive Retirement Plan of 1992 (incorporated by reference to Registrant's 1992 Annual Report on Form 10-K)

 10.7 Registrant's Employee Stock Ownership Plan, as restated January 1, 1989 (incorporated by reference to the Registrant's Current Report on Form S-8 dated March 22, 1994)

 10.8 Employment Agreement dated as of September 15, 1989 between Registrant and John S. Justin, Jr.*

 10.9 Form of Severance Agreement dated March 23, 1990 between Registrant and its executive officers*

 10.10 Form of Severance Agreement dated March 23, 1990 between Registrant and certain of its officers and employees*

 10.11 Revolving Loan Agreement between Registrant, NationsBank of Texas, N.A. (formerly NCNB Texas National Bank) as Administrative Lender and the several banks listed on the signature pages thereof, as amended in the First and Second Amendments through June 9, 1990*

 10.12 Third Amendment to the Revolving Loan Agreement dated as of December 3, 1990 among Registrant, NationsBank of Texas, N.A. (formerly NCNB Texas National Bank), Bank One, Texas, N.A. (formerly Team Bank), Citibank, N.A., The Bank of New York and Texas Commerce Bank--Fort Worth, N.A. (incorporated by reference to Registrant's Current Report on Form 8-K dated December 3, 1990)

 10.13 Fourth Amendment to the Revolving Loan Agreement dated as of December 31, 1991 among Registrant, certain subsidiaries of the Registrant, NationsBank of Texas, N.A., as Administrative Lender, NationsBank of Texas, N.A., Bank One, Texas, N.A. (formerly Team
           Bank), Citibank, N.A., The Bank of New York and Texas Commerce Bank, National Association (successor by merger to Texas Commerce Bank--Fort Worth, N.A.) (incorporated by reference to Registrant's 1991 Annual Report on Form 10-K)

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                                    (PAGE 11)

 10.14 Fifth Amendment to the Revolving Loan Agreement dated as of May 1, 1992 among Registrant, certain subsidiaries of the Registrant, NationsBank of Texas, N.A., as Administrative Lender, NationsBank of Texas, N.A., Bank One, Texas, N.A. (formerly Team Bank), Citibank, N.A., The Bank of New York and Texas Commerce Bank, National Association (successor by merger to Texas Commerce Bank-- Fort Worth, N.A.) (incorporated by reference to Registrant's 1992 Annual Report on Form 10-K)

 10.15 Sixth Amendment to the Revolving Loan Agreement dated as of December 31, 1993 among Registrant, certain subsidiaries of the Registrant, NationsBank of Texas, N.A., as Administrative Lender, NationsBank of Texas, N.A., Bank One, Texas, N.A., Citibank, N.A., The Bank of New York and Texas Commerce Bank, National Association

 10.16 Term Loan Agreement dated as of December 3, 1990 among the Registrant, NationsBank of Texas, N.A. (formerly NCNB Texas National Bank), Bank One, Texas, N.A. (formerly Team Bank), Citibank, N.A. and Texas Commerce Bank--Fort Worth, N.A. (incorporated by reference to Amendment No. 4 to Registrant's
           Schedule 14D-9 dated December 6, 1990)

 10.17 First Amendment to the Term Loan Agreement dated as of December 31, 1991 among Registrant, certain subsidiaries of the Registrant, NationsBank of Texas, N.A., as Administrative Lender, NationsBank of Texas, N.A., Bank One, Texas, N.A. (formerly Team Bank), Citibank, N.A. and Texas Commerce Bank, National Association (successor by merger to Texas Commerce Bank--Fort Worth, N.A.) (incorporated by reference to Registrant's 1991 Annual Report on Form 10-K)

 10.18 Second Amendment to the Term Loan Agreement dated as of May 1, 1992 among Registrant, certain subsidiaries of the Registrant, NationsBank of Texas, N.A., as Administrative Lender, NationsBank of Texas, N.A., Bank One, Texas, N.A. (formerly Team Bank), Citibank, N.A. and Texas Commerce Bank, National Association (successor by merger to Texas Commerce Bank--Fort Worth, N.A.) (incorporated by reference to Registrant's 1992 Annual Report on Form 10-K)

 10.19 Third Amendment to the Term Loan Agreement dated as of December 31, 1993 among Registrant, certain subsidiaries of the Registrant, NationsBank of Texas, N.A., as Administrative Lender, NationsBank of Texas, N.A., Bank One, Texas, N.A., Citibank, N.A. and Texas Commerce Bank, National Association


 13        Annual report to shareholders for the year ended December 31, 1993


 21        Subsidiaries of the Registrant


 23 Report of Independent Auditors and Consent of Independent Auditors (included herein at page S-1)

 99.1 Financial statements required by Form 11-K for registrant's Employee Stock Ownership Plan for the year ended December 31, 1993


*Incorporated by reference to Registrant's Amendment No. 1 on Form 8 to Annual
 Report on Form 10-K dated August 23, 1990.

  (b)  Reports on Form 8-K

  None.

===========================================================================

                                    (PAGE 12)

                                   SIGNATURES

  Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this Annual Report to be signed on its behalf by the undersigned, thereunto duly authorized.

JUSTIN INDUSTRIES, INC.
     (Registrant)

By:   /S/ JOHN JUSTIN
      John Justin
      Chairman of the Board and Chief Executive Officer
      March 18, 1994

  Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated:


/S/ JOHN JUSTIN                              /S/ BAYARD H. FRIEDMAN
John Justin                                  Bayard H. Friedman
Chairman of the Board and                    Director, March 18, 1994
Chief Executive Officer
March 18, 1994


/S/ J. T. DICKENSON                          /S/ DEE J. KELLY
J. T. Dickenson                              Dee J. Kelly
Director, President and Chief                Director, March 18, 1994
Operating Officer
March 18, 1994



/S/ RICHARD J. SAVITZ                        /S/ JOSEPH R. MUSOLINO
Richard J. Savitz                            Joseph R. Musolino
Vice President-Finance, Principal            Director, March 18, 1994
Finance and Accounting Officer
March 18, 1994


/S/ MARVIN GEARHART                          /S/ JOHN V. ROACH
Marvin Gearhart                              John V. Roach
Director, March 18, 1994                     Director, March 18, 1994




/S/ ROBERT E. GLAZE                          /S/ WILLIAM E. TUCKER
Robert E. Glaze                              William E. Tucker
Director, March 18, 1994                     Director, March 18, 1994


===========================================================================

                                   (PAGE S-1)

                         REPORT OF INDEPENDENT AUDITORS


We have audited the consolidated financial statements of Justin Industries, Inc. as of December 31, 1993 and 1992, and for each of the three years in the period ended December 31, 1993, and have issued our report thereon dated January 27, 1994, incorporated by reference in this Annual Report (Form 10-K). Our audits also included the financial statement schedules listed in Item 14(a) of the Annual Report (Form 10-K). These schedules are the responsibility of the company's management. Our responsibility is to express an opinion based on our audits.

In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.



                                             /S/ ERNST & YOUNG



Fort Worth, Texas
January 27, 1994



                         CONSENT OF INDEPENDENT AUDITORS


We consent to the incorporation by reference in this Annual Report (Form 10-K) of Justin Industries, Inc. of our report dated January 27, 1994, included in the 1993 Annual Report to Shareholders of Justin Industries, Inc.

We also consent to the incorporation by reference in the Registration Statement (Form S-8 No. 33-11915) pertaining to the Justin Industries, Inc. 1981 Stock Option Plan and the Justin Industries, Inc. 1984 Incentive Stock Option Plan and in the related Prospectus of our reports dated January 27, 1994, with respect to the consolidated financial statements and schedules of Justin Industries, Inc. included or incorporated by reference in this Annual Report (Form 10-K) for the year ended December 31, 1993.

We also consent to the incorporation by reference in the Registration Statement on Form S-8 pertaining to the Justin Industries, Inc. Employee Stock Ownership Plan and in the related Prospectus of our reports (a) dated January 27, 1994, with respect to the consolidated financial statements and schedules of Justin Industries, Inc. included or incorporated by reference in this Annual Report (Form 10-K) for the year ended December 31, 1993 and (b) dated March 10, 1994, with respect to the financial statements of Justin Industries, Inc. Employee Stock Ownership Plan included as Exhibit 99.1 to this Annual Report (Form 10-K) for the year ended December 31, 1993.

We also consent to the incorporation by reference in the Registration Statement (Form S-8 No. 33-61776) pertaining to the Justin Industries, Inc. 1992 Stock Option Plan and in the related Prospectus of our reports dated January 27, 1994, with respect to the consolidated financial statements and schedules of Justin Industries, Inc. included or incorporated by reference in this Annual Report (Form 10-K) for the year ended December 31, 1993.



                                             /S/ ERNST & YOUNG



Fort Worth, Texas
March 21, 1994

===========================================================================

                                   (PAGE S-2)

                             JUSTIN INDUSTRIES, INC.
                                  CONSOLIDATED

                   SCHEDULE V - PROPERTY, PLANT, AND EQUIPMENT

                            Years Ended December 31,
                            (in thousands of dollars)

                           Balance                         Transfers   Balance
                              at     Additions   Retire-       &         at
                          Beginning   at Cost     ments    Reclassi-    Close
                           of Year      (1)     or Sales   fications   of Year
                          ---------- --------- ----------  ---------   -------
1991:
- - - -----
Land                        $ 19,713  $ 1,227    $     8    $ (2,493)  $ 18,439
Buildings & Equipment:
  Buildings & Leasehold
    Improvements              45,074    4,833        676        (259)    48,972
  Machinery & Equipment      115,692    9,098      5,241        (663)   118,886
  Office Furniture &
    Fixtures                  10,090      808      1,842           -      9,056
  Unfinished Improvements      2,630   (1,498)         -           -      1,132
                            --------  -------    -------    --------   --------
                             173,486   13,241      7,759        (922)   178,046
                            --------  -------    -------    --------   --------
                            $193,199  $14,468    $ 7,767    $ (3,415)  $196,485
                            ========  =======    =======    ========   ========

1992:
- - - -----
Land                        $ 18,439  $    62    $     5    $ (1,761)  $ 16,735
Buildings & Equipment:
  Buildings & Leasehold
    Improvements              48,972    1,251        184        (563)    49,476
  Machinery & Equipment      118,886   10,168      2,878          51    126,227
  Office Furniture &
    Fixtures                   9,056    1,137        956           6      9,243
  Unfinished Improvements      1,132     (612)         -           -        520
                            --------  -------    -------    --------   --------
                             178,046   11,944      4,018        (506)   185,466
                            --------  -------    -------    --------   --------
                            $196,485  $12,006    $ 4,023    $ (2,267)  $202,201
                            ========  =======    =======    ========   ========

1993:
- - - -----
Land                         $16,735  $   174    $   230    $    (21)   $16,658
Buildings & Equipment:
  Buildings & Leasehold
    Improvements              49,476    3,184        440         558     52,778
  Machinery & Equipment      126,227   11,434      3,069        (489)   134,103
  Office Furniture &
    Fixtures                   9,243      800        302         (47)     9,694
  Unfinished Improvements        520    1,686          -           -      2,206
                            --------  -------    -------    --------   --------
                             185,466   17,104      3,811          22    198,781
                            --------  -------    -------    --------   --------
                            $202,201  $17,278    $ 4,041    $      1   $215,439
                            ========  =======    =======    ========   ========

(1) 1991 additions include $3,451 of property, plant, and equipment acquired in the acquisition of Elgin-Butler Brick Company.

===========================================================================

                                   (PAGE S-3)

                             JUSTIN INDUSTRIES, INC.
                                  CONSOLIDATED

             SCHEDULE VI - ACCUMULATED DEPRECIATION, DEPLETION, AND
                 AMORTIZATION OF PROPERTY, PLANT, AND EQUIPMENT

                            Years Ended December 31,
                            (in thousands of dollars)

                                     Additions
                           Balance    Charged              Transfers   Balance
                              at        to       Retire-       &         at
                          Beginning   Expense     ments    Reclassi-    Close
                           of Year      (1)     or Sales   fications   of Year
                          ---------- --------- ----------  ---------   -------
1991:
- - - -----
Land                        $    271  $     5    $     -    $     (1)  $    275
Buildings & Equipment:
  Buildings & Leasehold
    Improvements              21,130    2,764        500          57     23,451
  Machinery & Equipment       78,906    9,253      3,936        (292)    83,931
  Office Furniture &
    Fixtures                   8,239      796      1,699           1      7,337
                            --------  -------    -------    --------   --------
                             108,275   12,813      6,135        (234)   114,719
                            --------  -------    -------    --------   --------
                            $108,546  $12,818    $ 6,135    $   (235)  $114,994
                            ========  =======    =======    ========   ========

1992:
- - - -----
Land                        $    275  $     5    $     -    $     75   $    355
Buildings & Equipment:
  Buildings & Leasehold
    Improvements              23,451    2,649        168         380     26,312
  Machinery & Equipment       83,931   10,377      2,587          51     91,772
  Office Furniture &
    Fixtures                   7,337      806        931           6      7,218
                            --------  -------    -------    --------   --------
                             114,719   13,832      3,686         437    125,302
                            --------  -------    -------    --------   --------
                            $114,994  $13,837    $ 3,686    $    512   $125,657
                            ========  =======    =======    ========   ========

1993:
- - - -----
Land                        $    355  $     5    $     -    $      -   $    360
Buildings & Equipment:
  Buildings & Leasehold
    Improvements              26,312    2,784        310          77     28,863
  Machinery & Equipment       91,772    9,861      2,939        (453)    98,241
  Office Furniture &
    Fixtures                   7,218      823        301         (35)     7,705
                            --------  -------    -------    --------   --------
                             125,302   13,468      3,550        (411)   134,809
                            --------  -------    -------    --------   --------
                            $125,657  $13,473    $ 3,550    $   (411)  $135,169
                            ========  =======    =======    ========   ========

(1) The company's 1991 balance sheet has been restated for certain of these reclassifications.

===========================================================================

                                   (PAGE S-4)

                             JUSTIN INDUSTRIES, INC.
                                  CONSOLIDATED

                SCHEDULE VIII - VALUATION AND QUALIFYING ACCOUNTS

                            Years Ended December 31,
                            (in thousands of dollars)

                          Balance at    Additions                  Balance at
                          Beginning     Charged to    Deductions     End of
                           of Year        Income         (1)        Year (2)
                          ----------    ----------    ----------   ----------

Reserve Deducted from
  Related Assets:

1991:
- - - -----
  Doubtful Accounts        $ 2,558       $ 1,564       $ 1,470      $ 2,652

1992:
- - - -----
  Doubtful Accounts        $ 2,652       $ 1,613       $ 1,211      $ 3,054

1993:
- - - -----
  Doubtful Accounts        $ 3,054       $ 1,004       $ 1,044      $ 3,014


(1) Accounts written off, less recoveries.

(2) The reserve for doubtful accounts is deducted from accounts receivable in the financial statements.

===========================================================================

                                   (PAGE S-5)

                             JUSTIN INDUSTRIES, INC.
                                  CONSOLIDATED

                       SCHEDULE IX - SHORT-TERM BORROWINGS

                             Years Ended December 31

                                                                        Weighted
                                                                        Average
                                            Maximum        Average      Interest
                                             Amount        Amount         Rate
  Category of      Balance     Weighted   Outstanding    Outstanding     During
   Aggregate        at End     Average     During the    During the       the
  Short-Term      of Period    Interest      Period        Period        Period
  Borrowings    (000 omitted)    Rate    (000 omitted)  (000 omitted)     (2)
 -------------  ------------- ---------  -------------  -------------  ---------

1991:
- - - -----
Notes Payable
  to Banks (1)      $    -         - %      $16,500        $ 8,325        6.8%

1992:
- - - -----
Notes Payable
  to Banks (1)      $5,000      4.125%      $ 8,000        $ 6,255        4.5%

1993:
- - - -----
Notes Payable
  to Banks (1)      $    -         - %      $12,500        $ 7,742        3.9%

(1) Notes payable to banks represent unsecured borrowings generally for periods up to 90 days pursuant to credit arrangements with commercial banks.

(2) Computed using the total interest expense on short-term indebtedness during the year as a percentage of the daily average amount outstanding during the year.

===========================================================================

                                   (PAGE S-6)

                             JUSTIN INDUSTRIES, INC.
                                  CONSOLIDATED

                        SCHEDULE X - SUPPLEMENTARY INCOME
                              STATEMENT INFORMATION


                            Years Ended December 31,
                            (in thousands of dollars)

                                     Amounts Charged to Operations in
                                   1993            1992           1991
                                  ------          ------         ------

Maintenance and Repairs           $12,822        $11,599         $9,865
                                  =======        =======        =======

Depreciation                      $13,473        $13,837        $12,818
                                  =======        =======        =======

Advertising Expense               $14,494        $12,712        $10,063
                                  =======        =======        =======

Note: For the three years presented, the amounts for amortization of intangible assets, pre-operating costs, and similar deferrals, royalties, and taxes other than payroll and income are less than 1% of total sales. The information presented above is for continuing operations.

===========================================================================

                             JUSTIN INDUSTRIES, INC.

                                INDEX TO EXHIBITS

                                 (Item 14(a)(3))


Exhibit
  No.                             Description                            Page
- - - -------   ------------------------------------------------------------   ----

  3.1     Articles of Incorporation of Registrant, as amended
          (incorporated by reference to the Registrant's Current
          Report on Form S-8 dated March 22, 1994)

  3.2 By-Laws of Registrant, as amended (incorporated by reference to the Registrant's Current Report on Form 8-K dated
          September 7, 1990)

  4.1     Rights Agreement dated as of October 6, 1989 between
          Registrant and Team Bank, as Rights Agent (incorporated by reference to Registrant's Registration Statement on Form 8-A dated October 10, 1989)

  4.2 First Amendment to Rights Agreement dated as of October 4, 1990 between Registrant and Ameritrust Texas, N.A., as successor Rights Agent (incorporated by reference to Registrant's Amendment No. 1 on Form 8 to Registration Statement on Form 8-A dated October 4, 1990)

 10.1     Registrant's 1981 Stock Option Plan*

 10.2     Registrant's 1984 Incentive Stock Option Plan*

 10.3 Registrant's 1992 Stock Option Plan (incorporated by reference from the company's definitive proxy statement for the Annual Meeting of Shareholders held on April 3, 1992)

 10.4     Registrant's Deferred Compensation Plan*

 10.5     Form of Registrant's Special Executive Benefit Program*

 10.6 Registrant's Supplemental Executive Retirement Plan of 1992 (incorporated by reference to Registrant's 1992 Annual
          Report on Form 10-K)

 10.7     Registrant's Employee Stock Ownership Plan, as restated
          January 1, 1989 (incorporated by reference to the
          Registrant's Current Report on Form S-8 dated March 22,
          1994)

 10.8 Employment Agreement dated as of September 15, 1989 between Registrant and John S. Justin, Jr.*

 10.9 Form of Severance Agreement dated March 23, 1990 between Registrant and its executive officers*

 10.10 Form of Severance Agreement dated March 23, 1990 between Registrant and certain of its officers and employees*

 10.11 Revolving Loan Agreement between Registrant, NationsBank of Texas, N.A. (formerly NCNB Texas National Bank) as
          Administrative Lender and the several banks listed on the signature pages thereof, as amended in the First and Second Amendments through June 9, 1990*

 10.12 Third Amendment to the Revolving Loan Agreement dated as of December 3, 1990 among Registrant, NationsBank of Texas, N.A. (formerly NCNB Texas National Bank), Bank One, Texas, N.A. (formerly Team Bank), Citibank, N.A., The Bank of New York and Texas Commerce Bank--Fort Worth, N.A. (incorporated by reference to Registrant's Current Report on Form 8-K dated December 3, 1990)

 10.13 Fourth Amendment to the Revolving Loan Agreement dated as of December 31, 1991 among Registrant, certain subsidiaries of the Registrant, NationsBank of Texas, N.A., as Administrative Lender, NationsBank of Texas, N.A., Bank One, Texas, N.A. (formerly Team Bank), Citibank, N.A., The Bank of New York and Texas Commerce Bank, National Association (successor by merger to Texas Commerce Bank--Fort Worth, N.A.) (incorporated by reference to Registrant's 1991 Annual Report on Form 10-K)

 10.14 Fifth Amendment to the Revolving Loan Agreement dated as of May 1, 1992 among Registrant, certain subsidiaries of the Registrant, NationsBank of Texas, N.A., as Administrative Lender, NationsBank of Texas, N.A., Bank One, Texas, N.A. (formerly Team Bank), Citibank, N.A., The Bank of New York and Texas Commerce Bank, National Association (successor by merger to Texas Commerce Bank--Fort Worth, N.A.) (incorporated by reference to Registrant's 1992 Annual Report on Form 10-K)

 10.15 Sixth Amendment to the Revolving Loan Agreement dated as of December 31, 1993 among Registrant, certain subsidiaries of the Registrant, NationsBank of Texas, N.A., as Administrative Lender, NationsBank of Texas, N.A., Bank One, Texas, N.A., Citibank, N.A., The Bank of New York and Texas Commerce Bank, National Association

 10.16 Term Loan Agreement dated as of December 3, 1990 among the Registrant, NationsBank of Texas, N.A. (formerly NCNB Texas National Bank), Bank One, Texas, N.A. (formerly Team Bank), Citibank, N.A. and Texas Commerce Bank--Fort Worth, N.A. (incorporated by reference to Amendment No. 4 to Registrant's Schedule 14D-9 dated December 6, 1990)

 10.17 First Amendment to the Term Loan Agreement dated as of December 31, 1991 among Registrant, certain subsidiaries of the Registrant, NationsBank of Texas, N.A., as Administrative Lender, NationsBank of Texas, N.A., Bank One, Texas, N.A. (formerly Team Bank), Citibank, N.A. and Texas Commerce Bank, National Association (successor by merger to Texas Commerce Bank--Fort Worth, N.A.) (incorporated by reference to Registrant's 1991 Annual Report on Form 10-K)

 10.18 Second Amendment to the Term Loan Agreement dated as of May 1, 1992 among Registrant, certain subsidiaries of the Registrant, NationsBank of Texas, N.A., as Administrative Lender, NationsBank of Texas, N.A., Bank One, Texas, N.A. (formerly Team Bank), Citibank, N.A. and Texas Commerce Bank, National Association (successor by merger to Texas Commerce Bank--Fort Worth, N.A.) (incorporated by reference to Registrant's 1992 Annual Report on Form 10-K)

 10.19    Third Amendment to the Term Loan Agreement dated as of
          December 31, 1993 among Registrant, certain subsidiaries of the Registrant, NationsBank of Texas, N.A., as
          Administrative Lender, NationsBank of Texas, N.A., Bank One, Texas, N.A., Citibank, N.A. and Texas Commerce Bank,
          National Association

 13       Annual report to shareholders for the year ended December
          31, 1993

 21       Subsidiaries of the Registrant

 23 Report of Independent Auditors and Consent of Independent Auditors (included herein at page S-1)

 99.1 Financial statements required by Form 11-K for registrant's Employee Stock Ownership Plan for the year ended December 31, 1993


* Incorporated by reference to Registrant's Amendment No. 1 on Form 8 to Annual Report on Form 10-K dated August 23, 1990.